Operating Segments - Schedule of Revenue by Country (Details) - USD ($) $ in Millions	3 Months Ended					6 Months Ended				12 Months Ended
	Jun. 26, 2021	Jun. 26, 2021		Jun. 27, 2020		Jun. 26, 2021		Jun. 27, 2020		Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Revenues from External Customers [Line Items]
Total net revenue	$ 467	$ 467		$ 383		$ 909		$ 737		$ 1,558	$ 1,303	$ 1,161
United States
Revenues from External Customers [Line Items]
Total net revenue		284		231		552		442		943	739	630
United Kingdom
Revenues from External Customers [Line Items]
Total net revenue										141	132	136
Other
Revenues from External Customers [Line Items]
Total net revenue		$ 183	[1]	$ 152	[1]	$ 357	[1]	$ 295	[1]	$ 474	$ 432	$ 395

[1]	No other individual country accounted for more than 10% of net revenue.